General information (Details Text) (Detail) $ / shares in Units, R$ in Millions, $ in Millions	Jun. 26, 2018 BRL (R$)	Jun. 26, 2018 USD ($) $ / shares shares	Jan. 26, 2018 BRL (R$)	Jan. 26, 2018 USD ($) $ / shares shares	Dec. 31, 2019	Oct. 21, 2019 $ / shares shares	Mar. 15, 2019 BRL (R$)	Jan. 04, 2019
General information (Details Text)
PagSeguro Digital has control of the shares PagSeguro Brazil					99.99%
Underwriting discounts and commissions	R$ 29.9	$ 7.9	R$ 137.8	$ 43.8
Other offering expenses	11.9	$ 3.1	16.7	$ 5.2
Free Float Percentage						54.60%
Netpos Serviços de Informática S.A. [Member]
General information (Details Text)
Percentage of voting interest acquired							10.00%
Consideration settled in cash | R$							R$ 1,500.0
Subsidiarie BBN Bancode Negocios S.A. [Member]
General information (Details Text)
PagSeguro Group acquired the share capital and obtained the control of BBN Banco de Negocios S.A								100.00%
Class A common shares | Shares offered by PagSeguro Digital
General information (Details Text)
Global offering of shares		11,550,000		50,925,642
Initial offer price per share | $ / shares		$ 29.25		$ 21.50		$ 39.00
Net proceeds from issuance of new shares	1,232.6	$ 326.8	3,289.8	$ 1,046.0
Gross proceeds received from issuance of new shares	R$ 1,274.4	$ 337.8	R$ 3,444.2	$ 1,095.2
Secondary Public Offering Shares Issued						16,750,000
Par value per share | $ / shares		$ 29.25		$ 21.50		$ 39.00
Class A common shares | Shares were offered by the controlling shareholder UOL
General information (Details Text)
Global offering of shares		26,400,000		70,267,746